Segment information - Intra-Group pricing (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical location
Operating profit/(loss)	$ 2,924	$ 3,387	$ 3,677
(Loss)/profit before tax	1,548	1,993	2,227
Non-current assets	42,746	42,524	47,511
Total assets	61,377	60,651	63,354
Assets acquired	2,997	1,547	1,752
Net operating assets	30,768	32,019	35,116
UK
Disclosure of geographical location
Operating profit/(loss)	466	(66)	(694)
(Loss)/profit before tax	93	(514)	(1,146)
Non-current assets	6,778	4,828	5,371
Total assets	15,302	13,573	12,842
Assets acquired	2,255	556	400
Net operating assets	4,206	3,471	3,351
Europe
Disclosure of geographical location
Operating profit/(loss)	1,502	3,671	2,482
(Loss)/profit before tax	1,006	3,179	1,918
Non-current assets	15,220	14,529	16,305
Total assets	18,182	17,119	18,962
Assets acquired	386	530	629
Net operating assets	9,201	8,913	10,228
The Americas
Disclosure of geographical location
Operating profit/(loss)	(8)	(757)	1,242
(Loss)/profit before tax	(474)	(1,171)	822
Non-current assets	19,513	22,191	24,811
Total assets	23,380	26,381	28,180
Assets acquired	236	356	585
Net operating assets	15,929	18,598	20,339
Asia, Africa And Australasia
Disclosure of geographical location
Operating profit/(loss)	964	539	647
(Loss)/profit before tax	923	499	633
Non-current assets	1,235	976	1,024
Total assets	4,513	3,578	3,370
Assets acquired	120	105	138
Net operating assets	$ 1,432	$ 1,037	$ 1,198